UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-1295
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-1295 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

SMA Relationship Trust — Series A

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.20%
Air freight & logistics	0.51
Airlines	0.16
Auto components	0.03
Automobiles	0.18
Beverages	1.03
Biotechnology	0.53
Building products	0.39
Capital markets	0.24
Chemicals	0.78
Commercial banks	1.82
Commercial services & supplies	0.07
Communications equipment	0.43
Computers & peripherals	0.69
Construction & engineering	0.04
Construction materials	0.52
Diversified consumer services	0.29
Diversified financial services	0.86
Diversified telecommunication services	0.52
Electric utilities	0.67
Electrical equipment	0.21
Electronic equipment, instruments & components	0.30
Energy equipment & services	0.35
Food & staples retailing	0.80
Food products	1.17
Health care equipment & supplies	0.36
Health care providers & services	0.13
Hotels, restaurants & leisure	0.52
Household durables	0.11
Household products	0.54
Industrial conglomerates	0.41
Insurance	1.87
Internet & catalog retail	0.20
Internet software & services	0.13
IT services	0.17
Leisure equipment & products	0.05
Machinery	0.40
Media	0.78
Metals & mining	0.75
Multiline retail	0.03
Oil, gas & consumable fuels	3.07
Personal products	0.03
Pharmaceuticals	3.03
Real estate management & development	0.31
Road & rail	0.58
Semiconductors & semiconductor equipment	0.31
Software	1.88
Specialty retail	0.42
Textiles, apparel & luxury goods	0.03
Tobacco	0.63
Trading companies & distributors	0.35
Wireless telecommunication services	0.78

Total common stocks	30.66%
Preferred stocks	0.65
Investment companies
UBS Global Corporate Bond Relationship Fund	15.44
UBS U.S. Equity Alpha Relationship Fund	14.93
UBS U.S. Large Cap Growth Equity Relationship Fund	19.23

Total investment companies	49.60%
Short-term investment	10.01

Total investments	90.92%
Cash and other assets, less liabilities	9.08

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust—Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification and derivatives exposure was included.

SMA Relationship Trust — Series A
Portfolio of investments — September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 30.66%
Australia — 0.44%
Brambles Ltd.	3,399	$20,970
Computershare Ltd.	1,982	14,113
Iluka Resources Ltd.	2,412	28,200
Qantas Airways Ltd.*	6,389	8,554
QBE Insurance Group Ltd.	2,143	26,294
Suncorp Group Ltd.	1,742	13,245
Toll Holdings Ltd.	6,359	26,666

		138,042

Austria — 0.10%
BWIN.Party Digital Entertainment PLC	9,808	18,126
Telekom Austria AG	687	6,931
Vienna Insurance Group	149	5,658

		30,715

Canada — 0.93%
Agrium, Inc.	180	11,981
Canadian Pacific Railway Ltd.	100	4,821
Cenovus Energy, Inc.	400	12,318
Encana Corp.	1,000	19,210
Gildan Activewear, Inc.	370	9,561
Intact Financial Corp.	400	21,960
Open Text Corp.*	500	26,060
Osisko Mining Corp.*	900	11,397
Petrominerales Ltd.	600	11,795
Sherritt International Corp.	1,700	7,073
Suncor Energy, Inc.	300	7,661
Toronto-Dominion Bank	1,600	113,889
TransCanada Corp.	700	28,417
Trican Well Service Ltd.	500	7,090

		293,233

China — 0.22%
Esprit Holdings Ltd.	5,208	6,319
Hang Seng Bank Ltd.	3,400	39,819
New World Development Co., Ltd..	25,000	23,484

		69,622

Denmark — 0.20%
Jyske Bank A/S*	2,131	63,199

Finland — 0.42%
Sampo Oyj, Class A	5,253	131,565

France — 0.50%
BNP Paribas SA	351	13,893
Carrefour SA	1,014	23,068
France Telecom SA	1,101	18,054
Sanofi-Aventis SA	715	46,946
Schneider Electric SA	808	43,502
Thales SA	400	12,500

		157,963

Germany — 1.40%
Allianz SE	1,263	118,849
BASF SE	342	20,751
Bayer AG	197	10,826
Daimler AG	239	10,586
E.ON AG	529	11,537
Fresenius Medical Care AG & Co. KGaA	260	17,615
HeidelbergCement AG	387	13,987
Linde AG	114	15,205
Metro AG	417	17,545
Salzgitter AG	150	7,197
SAP AG	3,673	187,232
Volkswagen AG	72	8,923

		440,253

Greece — 0.03%
Hellenic Telecommunications
Organization SA	2,544	10,874

Guernsey — 0.02%
Resolution Ltd.	1,655	6,352

Ireland — 0.36%
CRH PLC	4,953	76,394
James Hardie Industries SE CDI*	7,145	38,972

		115,366

Italy — 0.63%
Azimut Holding SpA	927	6,392
ENI SpA	9,774	171,733
Finmeccanica SpA	2,905	20,052

		198,177

Japan — 1.70%
Bridgestone Corp.	400	9,070
Central Japan Railway Co.	3	26,139
Daito Trust Construction Co., Ltd.	500	45,847
Gree, Inc.	500	15,000
Honda Motor Co., Ltd.	1,100	32,252
ITOCHU Corp.	3,200	30,564
JGC Corp.	500	12,277
JX Holdings, Inc.	900	5,051
KDDI Corp.	2	13,736
Kobe Steel Ltd.	8,000	13,396
Komatsu Ltd.	600	12,957
Lawson, Inc.	1,000	56,521
Marubeni Corp.	2,000	11,184
Mitsubishi Chemical Holdings Corp.	2,500	16,915
Mitsubishi UFJ Financial Group, Inc.	1,700	7,641
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	16,754
Mizuho Financial Group, Inc.	4,440	6,413
Nippon Electric Glass Co., Ltd.	5,000	45,301
Nippon Telegraph & Telephone Corp.	100	4,806
Nisshinbo Holdings, Inc.	2,000	17,388
Ono Pharmaceutical Co., Ltd.	600	35,728
Resona Holdings, Inc.	1,400	6,629
Sankyo Co., Ltd.	300	16,184
Softbank Corp.	700	20,491
Takeda Pharmaceutical Co., Ltd.	300	14,244
Tokyo Steel Manufacturing Co., Ltd.	600	5,692
Tokyo Tatemono Co., Ltd.	5,000	15,180
Toyo Suisan Kaisha Ltd.	300	8,221
Yamada Denki Co., Ltd.	220	15,360

		536,941

Luxembourg — 0.11%
ArcelorMittal	2,145	34,258

Netherlands — 2.29%
Akzo Nobel NV	140	6,189
ASML Holding NV	476	16,540
Heineken NV	2,773	123,924
Hunter Douglas NV	841	33,572
ING Groep NV CVA*	20,163	141,908
Koninklijke Philips Electronics NV	822	14,714
Ordina NV *	4,834	9,230
PostNL NV	8,452	37,011
Reed Elsevier NV	900	9,842
Royal Dutch Shell PLC, Class A	6,943	215,350
Royal Dutch Shell PLC, Class B	1,739	54,013
TNT Express NV	7,530	51,956
Wolters Kluwer NV	558	9,036

		723,285

Norway — 0.18%
Petroleum Geo-Services ASA*	1,246	12,560
Telenor ASA	2,808	43,288

		55,848

Portugal — 0.02%
Portugal Telecom SGPS SA	970	7,073

Singapore — 0.08%
CapitaLand Ltd.	6,000	11,185
United Overseas Bank Ltd.	1,000	12,872

		24,057

Spain — 0.86%
Acciona SA	449	37,902
Banco Santander SA	6,535	53,424
Repsol YPF SA	6,819	179,667

		270,993

Sweden — 1.50%
Assa Abloy AB, Class B	5,937	122,224
Hennes & Mauritz AB, Class B	512	15,294
Nordea Bank AB	14,541	117,495
Swedbank AB, Class A	1,730	19,064
Swedish Match AB	2,450	81,068
Telefonaktiebolaget LM Ericsson, Class B	12,340	118,237

		473,382

Switzerland — 2.29%
ABB Ltd.*	1,311	22,389
Aryzta AG	867	37,554
Givaudan SA*	159	124,215
Nestle SA	1,248	68,603
Nobel Biocare Holding AG*	4,104	41,096
Novartis AG	5,641	314,822
Roche Holding AG (NPV)	504	81,084
STMicroelectronics NV	5,077	33,174

		722,937

United Kingdom — 8.41%
Aberdeen Asset Management PLC	10,501	28,090
Anglo American PLC	1,658	57,177
BAE Systems PLC	7,878	32,479
Barclays PLC	6,695	16,435
BP PLC	12,298	73,762
Diageo PLC	854	16,248
Ensco PLC ADR	860	34,770
GlaxoSmithKline PLC	16,489	340,440
Halma PLC	9,924	48,616
Hiscox Ltd.	5,259	30,029
Imperial Tobacco Group PLC	3,435	116,002
Jardine Lloyd Thompson Group PLC	5,878	57,474
Kingfisher PLC	15,596	59,782
Pearson PLC	6,856	120,675
Prudential PLC	15,585	133,395
Reckitt Benckiser Group PLC	3,392	171,489
Sage Group PLC	72,301	286,666
Smiths Group PLC	3,482	53,645
Sportingbet PLC	60,052	43,166
Stagecoach Group PLC	39,350	150,035
Tesco PLC	9,907	57,950
Tullow Oil PLC	2,199	44,615
Unilever PLC	8,058	252,423
Vedanta Resources PLC	535	9,110
Vodafone Group PLC	82,413	212,819
William Hill PLC	21,753	76,430
Wolseley PLC	2,631	65,494
Xstrata PLC	4,933	61,867

		2,651,083

United States — 7.97%
Acorda Therapeutics, Inc.*	400	7,984
Aflac, Inc.	1,300	45,435
Alexion Pharmaceuticals, Inc.*	500	32,030
Allergan, Inc.	120	9,886
Amazon.com, Inc.*	290	62,707
American Electric Power Co., Inc..	3,100	117,862
Amgen, Inc.	620	34,069
Apollo Group, Inc., Class A*	2,320	91,895
Apple, Inc.*	420	160,096
AT&T, Inc.	2,500	71,300
Avon Products, Inc.	500	9,800
Baker Hughes, Inc.	200	9,232
Bank of America Corp.	2,700	16,524
Bank of New York Mellon Corp.	1,700	31,603
Becton Dickinson & Co.	100	7,332
Broadcom Corp., Class A*	600	19,974
CareFusion Corp.*	800	19,160
Carnival Corp.	800	24,240
Celanese Corp., Series A	200	6,506
Citigroup, Inc.	1,960	50,215
Comcast Corp., Class A	3,000	62,700
Dow Chemical Co.	2,000	44,920
EOG Resources, Inc.	200	14,202
Exelon Corp.	200	8,522
Exxon Mobil Corp.	300	21,789
FedEx Corp.	700	47,376
Fidelity National Information Services, Inc.	1,100	26,752
FirstEnergy Corp.	800	35,928
Fortune Brands, Inc.	300	16,224
GameStop Corp., Class A*	900	20,790
General Electric Co.	2,800	42,672
General Motors Co.*	300	6,054
Hewlett-Packard Co.	2,500	56,125
Home Depot, Inc.	400	13,148
Illinois Tool Works, Inc.	1,960	81,536
Intersil Corp., Class A	1,300	13,377
Johnson & Johnson	500	31,855
JPMorgan Chase & Co.	2,100	63,252
Kohl’s Corp.	200	9,820
Kroger Co.	1,200	26,352
Marvell Technology Group Ltd.*	400	5,812
Medtronic, Inc.	1,460	48,530
Merck & Co., Inc.	1,100	35,981
Microsoft Corp.	3,300	82,137
Morgan Stanley	800	10,800
Noble Corp.*	1,600	46,960
PACCAR, Inc.	500	16,910
PepsiCo, Inc.	2,750	170,225
Pfizer, Inc.	2,000	35,360
Pharmasset, Inc.*	1,100	90,607
QUALCOMM, Inc.	400	19,452
Southwest Airlines Co.	5,100	41,004
Sunoco, Inc.	320	9,923
Symantec Corp.*	2,300	37,490
Texas Instruments, Inc.	500	13,325
Thomson Reuters Corp.	500	13,551
Time Warner, Inc.	300	8,991
Ultra Petroleum Corp.*	3,500	97,020
UnitedHealth Group, Inc.	460	21,215
US Bancorp	2,100	49,434
Viacom, Inc., Class B	600	23,244
Vulcan Materials Co.	1,400	38,584
Walgreen Co.	1,100	36,179
Wal-Mart Stores, Inc.	660	34,254
Wells Fargo & Co.	2,300	55,476

		2,513,708

Total common stocks (cost $10,907,491)		9,668,926

Preferred stocks — 0.65%
Germany — 0.65%
Henkel AG & Co KGaA, Preference shares	3,603	191,448
Volkswagen AG, Preference shares	112	14,818

Total preferred stocks (cost $186,068)		206,266

Investment companies — 49.60%
UBS Global Corporate Bond Relationship Fund*1	441,373	4,869,180
UBS U.S. Equity Alpha Relationship Fund*1	473,435	4,707,314
UBS U.S. Large Cap Growth Equity Relationship Fund*1	482,423	6,064,922

Total investment companies (cost $14,983,214)		15,641,416

Short-term investment — 10.01%
Investment company — 10.01%
UBS Cash Management Prime Relationship Fund[1] (cost $3,157,780)	3,157,780	3,157,780

Total investments — 90.92% (cost $29,234,553)		28,674,388
Cash and other assets, less liabilities — 9.08%.		2,863,327

Net assets — 100.00%		$31,537,715

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,347,524
Gross unrealized depreciation	(1,907,689)

Net unrealized depreciation of investments	$(560,165)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$—	$10,568,527	$7,410,747	$—	$—	$3,157,780	$487
UBS Global Corporate Bond Relationship Fund	—	4,925,000	—	—	(55,820)	4,869,180	—
UBS U.S. Equity Alpha Relationship Fund	7,231,105	—	1,990,000	13,424	(547,215)	4,707,314	—
UBS U.S. Large Cap Growth Equity Relationship Fund	8,836,817	—	2,540,000	306,250	(538,145)	6,064,922	—

	$16,067,922	$15,493,527	$11,940,747	$319,674	$(1,141,180)	$18,799,196	$487

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Barclays Bank PLC	AUD	635,000	USD	649,265	12/05/11	$39,488
Goldman Sachs International	EUR	949,043	CHF	1,140,000	12/05/11	(11,785)
Goldman Sachs International	GBP	4,035,000	USD	6,563,977	12/05/11	275,537
Goldman Sachs International	USD	1,279,794	GBP	830,000	12/05/11	13,739
JPMorgan Chase Bank	AUD	1,745,000	USD	1,836,293	12/05/11	160,605
JPMorgan Chase Bank	CAD	265,000	USD	270,322	12/05/11	17,782
JPMorgan Chase Bank	CHF	1,720,000	USD	2,096,265	12/05/11	196,244
JPMorgan Chase Bank	EUR	4,395,000	USD	6,333,063	12/05/11	446,620
JPMorgan Chase Bank	GBP	235,000	USD	372,086	12/05/11	5,844
JPMorgan Chase Bank	JPY	50,098,896	EUR	480,000	12/05/11	(7,241)
JPMorgan Chase Bank	JPY	47,900,000	USD	627,215	12/05/11	5,620
JPMorgan Chase Bank	KRW	397,312,500	USD	325,000	12/05/11	(11,016)
JPMorgan Chase Bank	MYR	2,079,675	USD	650,000	12/05/11	28
JPMorgan Chase Bank	NZD	804,048	GBP	415,000	12/05/11	36,540
JPMorgan Chase Bank	NZD	2,405,000	USD	2,026,532	12/05/11	201,274
JPMorgan Chase Bank	PLN	1,060,991	EUR	235,000	12/05/11	(3,472)
JPMorgan Chase Bank	SEK	3,050,000	USD	475,618	12/05/11	32,511
JPMorgan Chase Bank	SGD	715,000	USD	547,790	12/05/11	1,065
JPMorgan Chase Bank	USD	744,205	EUR	545,000	12/05/11	(14,259)
JPMorgan Chase Bank	USD	1,734,733	GBP	1,110,000	12/05/11	(4,827)
JPMorgan Chase Bank	USD	688,892	JPY	52,900,000	12/05/11	(2,413)
JPMorgan Chase Bank	USD	1,075,359	KRW	1,153,000,000	12/05/11	(100,243)
JPMorgan Chase Bank	USD	1,228,535	MXN	15,460,000	12/05/11	(120,600)
JPMorgan Chase Bank	USD	1,476,382	MYR	4,407,000	12/05/11	(99,039)
JPMorgan Chase Bank	USD	963,043	PLN	2,800,000	12/05/11	(123,248)
JPMorgan Chase Bank	USD	592,569	SGD	715,000	12/05/11	(45,844)
Morgan Stanley & Co., Inc.	USD	655,000	MXN	8,446,160	12/05/11	(49,709)

Net unrealized appreciation on forward foreign currency contracts						$839,201

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
10 Year US Treasury Notes, 13 contracts (USD)	December 2011	$1,681,185	$1,691,219	$10,034
Index futures sell contracts:
Amsterdam Exchange Index, 10 contracts (EUR)	October 2011	(714,522)	(743,187)	(28,665)
CAC 40 Euro Index, 6 contracts (EUR)	October 2011	(227,920)	(236,955)	(9,035)
DAX Index, 4 contracts (EUR)	December 2011	(674,343)	(721,682)	(47,339)
Dow Jones EURO STOXX 50 Index, 36 contracts (EUR)	December 2011	(952,259)	(1,028,898)	(76,639)
FTSE 100 Index, 35 contracts (GBP)	December 2011	(2,781,443)	(2,743,326)	38,117
FTSE/MIB Index, 3 contracts (EUR)	December 2011	(267,377)	(290,964)	(23,587)
Hang Seng Stock Index, 1 contract (HKD)	October 2011	(114,451)	(108,863)	5,588
IBEX 35 Index, 2 contracts (EUR)	October 2011	(202,684)	(223,872)	(21,188)
NIKKEI 225 Index, 5 contracts (JPY)	December 2011	(563,893)	(554,152)	9,741
OMX Stockholm 30 Index, 30 contracts (SEK)	October 2011	(378,819)	(393,270)	(14,451)
Russell 2000 Mini Index, 18 contracts (USD)	December 2011	(1,208,556)	(1,154,700)	53,856
S&P 500 E-mini Index, 208 contracts (USD)	December 2011	(11,982,932)	(11,710,400)	272,532
S&P Toronto Stock Exchange 60 Index, 2 contracts (CAD)	December 2011	(269,722)	(253,727)	15,995
SPI 200 Index, 2 contracts (AUD)	December 2011	(198,452)	(188,794)	9,658
Interest rate futures buy contracts:
Long Gilt, 16 contracts (GBP)	December 2011	3,182,110	3,243,302	61,192
Interest rate futures sell contracts:
Australian 10 Year Bond, 14 contracts (AUD)	December 2011	(1,540,672)	(1,548,078)	(7,406)
Euro-Bund, 20 contracts (EUR)	December 2011	(3,653,854)	(3,657,250)	(3,396)
Japanese 10 Year Bond, 2 contracts (JPY)	December 2011	(3,698,686)	(3,688,059)	10,627

Net unrealized appreciation on futures contracts				$255,634

Written option activity for the period ended September 30, 2011 for UBS SMA Series A was as follows:

Amount of
	Number of	premium
	contracts	received

Options outstanding at December 31, 2010	—	$—
Options written	2,019	96,649,261
Options terminated in closing purchase transactions	(2,019)	(96,649,261)
Options expired prior to exercise	—	—

Options outstanding at September 30, 2011	—	$—

Swaption & Foreign exchange option activity for the period ended September 30, 2011 for UBS SMA Series A was as follows:

Swaptions & Foreign exchange options outstanding at December 31, 2010	$161,903
Swaptions & Foreign exchange options written	31,257
Swaptions & Foreign exchange options terminated in closing purchase transactions	(145,325)
Swaptions & Foreign exchange options expired prior to exercise	(47,835)

Swaptions & Foreign exchange options outstanding at September 30, 2011	$—

Interest rate swap agreements

								Upfront		Unrealized
			Termination	Payments made by		Payments received		payments		appreciation/
Counterparty	Notional amount		date	the Fund[1]		by the Fund[1]		made	Value	(depreciation)

Deutsche Bank AG	MXN	21,121,000	03/26/21	4.8050%[2]		7.7500%		$—	$106,879	$106,879
Deutsche Bank AG	USD	2,684,000	11/04/16	2.4940		0.2461	[3]	—	(193,211)	(193,211)
Goldman Sachs International	EUR	3,200,000	06/21/21	1.7590	[4]	3.3250		—	314,304	314,304

								$—	$227,972	$227,972

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 4 week MXIBTIIE.
[3]	Rate based on 3 month LIBOR (USD BBA).
[4]	Rate based on 6 month EURIBOR.

Credit default swaps on credit indices — sell protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized	Credit
Counterparty	Notional amount		date	by the Fund	by the Fund[2]	made	Value	depreciation	spread[3]

Goldman Sachs International	USD	3,500,000	06/20/16	—[4]	5.0000%	$(92,847)	$(309,855)	$(402,702)	7.4450%
Goldman Sachs International	USD	10,400,000	06/20/16	—[5]	1.0000	(25,711)	(161,989)	(187,700)	1.3572

						$(118,558)	$(471,844)	$(590,402)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 16 Index.
[5]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 16 Index.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$2,841,712	$6,827,214	$—	$9,668,926
Preferred stocks	—	206,266	—	206,266
Investment companies	—	15,641,416	—	15,641,416
Short-term investment	—	3,157,780	—	3,157,780
Forward foreign currency contracts	—	839,201	—	839,201
Futures contracts	413,434	(157,800)	—	255,634
Swap Agreements	—	(243,872)	—	(243,872)

Total	$3,255,146	$26,270,205	$—	$29,525,351

SMA Relationship Trust — Series G

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	1.02%
Auto components	1.12
Automobiles	3.05
Beverages	1.33
Building products	0.68
Capital markets	2.00
Chemicals	3.87
Commercial banks	8.44
Commercial services & supplies	2.53
Computers & peripherals	1.58
Construction & engineering	0.46
Diversified financial services	3.62
Electrical equipment	1.00
Energy equipment & services	4.40
Food & staples retailing	0.53
Food products	3.54
Health care equipment & supplies	1.65
Health care providers & services	1.10
Hotels, restaurants & leisure	2.29
Household products	1.61
Industrial conglomerates	0.95
Insurance	1.33
Internet & catalog retail	1.32
Internet software & services	3.47
Machinery	7.26
Media	1.58
Metals & mining	6.33
Multiline retail	0.49
Office electronics	0.90
Oil, gas & consumable fuels	7.70
Pharmaceuticals	5.13
Semiconductors & semiconductor equipment	1.76
Specialty retail	2.12
Textiles, apparel & luxury goods	3.14
Thrifts & mortgage finance	0.63
Tobacco	2.25
Trading companies & distributors	1.52
Wireless telecommunication services	2.09

Total common stocks	95.79%
Rights	0.00 [1]
Warrants	2.79
Short-term investment	1.86

Total investments	100.44%
Liabilities, in excess of cash and other assets	(0.44)

Net assets	100.00%

[1] Amount represents less than 0.005%.

SMA Relationship Trust — Series G — Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 95.79%
Australia — 3.15%
Alumina Ltd.	350,355	$489,872
BHP Billiton Ltd.	36,024	1,196,898
Incitec Pivot Ltd.	517,674	1,604,866
National Australia Bank Ltd.	74,293	1,578,421

Total Australia common stocks		4,870,057

Belgium — 1.33%
Anheuser-Busch InBev NV	38,904	2,063,212

Brazil — 0.53%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	26,400	812,592

Canada — 2.91%
Bombardier, Inc., Class B	452,600	1,585,115
Pan American Silver Corp.	40,896	1,094,786
Teck Resources Ltd., Class B	13,000	383,586
Trican Well Service Ltd.	102,000	1,446,436

Total Canada common stocks		4,509,923

China — 4.81%
Baidu, Inc. ADR*	17,900	1,913,688
Ctrip.com International Ltd. ADR*	32,400	1,041,984
Dongfang Electric Corp. Ltd., H Shares	601,600	1,544,981
Intime Department Store Group Co., Ltd.	689,500	764,520
Melco Crown Entertainment Ltd. ADR*	153,100	1,272,261
Xinyi Glass Holdings Ltd.	680,000	282,228
Youku.com, Inc. ADR*	38,400	628,224

Total China common stocks		7,447,886

Denmark — 1.69%
Novo Nordisk A/S, Class B	26,329	2,617,419

Finland — 0.46%
YIT OYJ	47,041	706,090

France — 2.43%
BNP Paribas SA	38,222	1,512,917
Technip SA	9,914	793,397
Valeo SA	34,523	1,449,711

Total France common stocks		3,756,025

Germany — 7.32%
Aareal Bank AG*	62,717	970,283
Allianz SE	5,913	556,418
Deutsche Bank AG	12,825	446,849
Dialog Semiconductor PLC*	86,800	1,473,057
Fresenius SE & Co KGaA	19,132	1,697,955
GEA Group AG	73,178	1,709,835
Kabel Deutschland Holding AG*	45,216	2,437,354
Lanxess AG	26,020	1,250,772
ThyssenKrupp AG	31,673	777,412

Total Germany common stocks		11,319,935

Hong Kong — 2.38%
Emperor Watch & Jewellery Ltd.	6,920,000	803,081
Hong Kong Exchanges & Clearing Ltd.	114,800	1,644,441
Shangri-La Asia Ltd.	656,000	1,235,982

Total Hong Kong common stocks		3,683,504

Israel — 0.64%
Mellanox Technologies Ltd.*	31,900	995,918

Italy — 3.20%
DiaSorin SpA	21,932	809,164
Saipem SpA	77,918	2,732,033
Tod’s SpA	16,750	1,409,424

Total Italy common stocks		4,950,621

Japan — 19.47%
Canon, Inc.	30,800	1,394,379
Dena Co., Ltd.	67,600	2,828,058
Denki Kagaku Kogyo KK	588,000	2,236,009
FANUC Corp.	28,700	3,951,379
Isuzu Motors Ltd.	546,000	2,337,774
Komatsu Ltd.	68,000	1,468,405
Makino Milling Machine Co., Ltd.	115,000	674,844
Mitsubishi Corp.	115,200	2,346,011
Mitsubishi UFJ Financial Group, Inc.	276,100	1,240,951
Nippon Sheet Glass Co., Ltd.	473,000	1,056,450
Nissan Motor Co., Ltd.	269,700	2,383,407
NTT DoCoMo, Inc.	345	628,900
ORIX Corp.	34,850	2,715,858
OSAKA Titanium Technologies Co.	35,900	1,487,795
Rakuten, Inc.	1,750	2,043,593
Toshiba Corp.	328,000	1,337,496

Total Japan common stocks		30,131,309

Netherlands — 3.68%
ASML Holding NV	7,229	251,195
Gemalto NV	23,279	1,109,797
ING Groep NV CVA*	176,049	1,239,035
Royal Dutch Shell PLC, Class A	99,861	3,097,220

Total Netherlands common stocks		5,697,247

Norway — 2.16%
Storebrand ASA	298,591	1,499,877
Subsea 7 SA*	96,675	1,837,957

Total Norway common stocks		3,337,834

Russia — 2.64%
NovaTek OAO GDR[1]	27,791	3,167,399
VTB Bank OJSC GDR[1]	224,907	924,179

Total Russia common stocks		4,091,578

Singapore — 3.13%
Biosensors International Group Ltd.*	1,891,000	1,750,698
Golden Agri-Resources Ltd.	3,527,000	1,619,847
Keppel Corp. Ltd.	251,000	1,470,241

Total Singapore common stocks		4,840,786

Spain — 3.12%
Banco Bilbao Vizcaya Argentaria SA	43,972	358,288
Banco Santander SA	129,687	1,060,197
Inditex SA	28,939	2,478,270
Viscofan SA	25,951	935,613

Total Spain common stocks		4,832,368

Sweden — 4.01%
Skandinaviska Enskilda Banken AB, Class A	250,059	1,344,462

Swedish Match AB	105,076	3,476,869
Trelleborg AB, Class B	95,202	612,433
Volvo AB, Class B	78,200	764,542

Total Sweden common stocks		6,198,306

Switzerland — 7.39%
Compagnie Financiere Richemont SA, Class A	35,528	1,577,114
Credit Suisse Group AG*	35,549	922,467
GAM Holding AG*	138,676	1,733,185
Nestle SA	53,198	2,924,311
Novartis AG	43,110	2,405,950
Swatch Group AG	31,318	1,871,646

Total Switzerland common stocks		11,434,673

United Kingdom — 19.34%
Afren PLC*	634,548	795,834
Aggreko PLC	154,735	3,907,838
Anglo American PLC	34,630	1,194,237
BG Group PLC	140,249	2,670,662
Croda International PLC	35,394	901,659
HSBC Holdings PLC	325,693	2,482,217
Reckitt Benckiser Group PLC	49,279	2,491,393
Rio Tinto PLC	39,488	1,743,983
Shire PLC	93,396	2,912,258
Standard Chartered PLC	128,214	2,559,072
Tullow Oil PLC	107,301	2,176,995
Vodafone Group PLC	1,010,475	2,609,395
Weir Group PLC	85,938	2,059,092
Xstrata PLC	113,626	1,425,032

Total United Kingdom common stocks		29,929,667

Total common stocks
(cost $198,338,660)		148,226,950

	Number of
	Rights

Rights — 0.00%[2]
Spain — 0.00%[2]
Banco Bilbao Vizcaya Argentaria SA,
expires 10/14/2011*
(cost $0)	43,972	6,480

	Number of
	warrants

Warrants — 2.79%
South Korea — 2.79%
Hyundai Mobis,
strike @ USD 0.00001, expires
06/18/19*(cost $4,917,905)	14,872	4,311,182

	Shares

Short-term investment — 1.86%
Investment company — 1.86%
UBS Cash Management Prime
Relationship Fund[3]
(cost $2,878,444)	2,878,444	2,878,444

Total investments — 100.44%
(cost $206,135,009)		155,423,056
Liabilities, in excess of cash and other assets — (0.44)%		(683,240)

Net assets — 100.00%		$154,739,816

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$381,081
Gross unrealized depreciation	(51,093,034)

Net unrealized depreciation of investments	$(50,711,953)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $4,091,578 or 2.64% of net assets.
[2]	Amount represents less than 0.005%.
[3]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	period ended	period ended	Value	period ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$—	$301,699,011	$298,820,567	$2,878,444	$3,273

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$11,174,590	$137,052,360	$—	$148,226,950
Rights	—	6,480	—	6,480
Warrants	—	4,311,182	—	4,311,182
Short-term investment	—	2,878,444	—	2,878,444

Total	$11,174,590	$144,248,466	$—	$155,423,056

SMA Relationship Trust — Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets
As of September 30, 2011

Long-term municipal bonds
California	3.90%
Florida	4.32
Georgia	4.17
Illinois	11.63
Indiana	1.14
Kentucky	4.10
Louisiana	1.79
Maryland	3.01
Massachusetts	14.40
Minnesota	1.26
New Jersey	2.90
New York	7.72
North Carolina	5.87
Oregon	2.02
South Carolina	5.96
Tennessee	1.62
Texas	8.47
Washington	7.55
Wisconsin	7.98

Total long-term municipal bonds	99.81%
Total short-term investments	5.70

Total investments	105.51%
Liabilities, in excess of other assets	(5.51)

Net assets	100.00%

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2011 (unaudited)

	Face
Security description	Amount	Value

Long-term municipal bonds — 99.81%
California — 3.90%
California State Department of Water Resources Revenue Bonds,
Series AE,
5.000%, due 12/01/28	$2,000,000	$2,195,680
Series N,
5.000%, due 05/01/21	4,450,000	5,358,067

		7,553,747

Florida — 4.32%
Florida State Board of Education GO Bonds,
Series A,
5.000%, due 06/01/19	4,250,000	5,122,100
Jea Florida Water and Sewer System Revenue,
Series D,
5.000%, due 10/01/18	2,725,000	3,235,774

		8,357,874

Georgia — 4.17%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	3,500,000	4,016,495
Municipal Electric Authority of Georgia Revenue Bonds,
Series A,
5.000%, due 01/01/21	3,500,000	4,061,750

		8,078,245

Illinois — 11.63%
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.000%, due 06/01/18	8,000,000	8,858,320
5.250%, due 06/01/21	5,000,000	5,384,550
State of Illinois, GO, NATL-RE,
5.000%, due 01/01/16	7,430,000	8,257,182

		22,500,052

Indiana — 1.14%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
Series B,
5.000%, due 02/15/17	2,000,000	2,201,400

Kentucky — 4.10%
Kentucky State Property & Building Commission Revenue Bonds, NATL-RE, FGIC,
5.000%, due 11/01/19	2,000,000	2,278,200
5.375%, due 11/01/23	5,000,000	5,661,800

		7,940,000

Louisiana — 1.79%
City of New Orleans LA, GO, AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,467,821

Maryland — 3.01%
County of Montgomery MD Public Improvement, GO,
Series A,
5.000%, due 07/01/24	5,000,000	5,833,650

Massachusetts — 14.40%
Massachusetts Development Finance Agency Revenue Bonds,
5.250%, due 10/15/29	2,350,000	2,743,695
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
Series A,
5.500%, due 11/15/36	10,000,000	11,462,300
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds,
5.000%, due 07/01/16	5,000,000	5,673,050
5.000%, due 07/01/19	2,500,000	2,836,050
Massachusetts State Department of Transportation Revenue Bonds,
Series B,
5.000%, due 01/01/14	2,000,000	2,173,060
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A,
5.250%, due 08/01/19	2,395,000	2,984,410

		27,872,565

Minnesota — 1.26%
State of Minnesota, GO,
Series E,
5.000%, due 08/01/19	2,000,000	2,441,240

New Jersey — 2.90%
New Jersey Educational Facilities Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	5,000,000	5,614,900

New York — 7.72%
City of New York, GO,
5.000%, due 08/01/23	3,000,000	3,495,150
5.000%, due 10/01/24	5,000,000	5,747,650
New York State Dormitory Authority Revenue Bonds,
Series E,
5.000%, due 02/15/25	5,000,000	5,695,850

		14,938,650

North Carolina — 5.87%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A, AMBAC,
5.000%, due 01/01/16	5,800,000	6,589,554
Series A,
6.500%, due 01/01/18	3,850,000	4,771,382

		11,360,936

Oregon — 2.02%
Portland Community College District GO,
5.000%, due 06/15/25	3,340,000	3,900,586

South Carolina — 5.96%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-3,
5.000%, due 01/01/18	5,080,000	5,845,658
Series A-4,
5.000%, due 01/01/20	5,000,000	5,686,850

		11,532,508

Tennessee — 1.62%
State of Tennessee, GO,
Series C,
5.000%, due 05/01/27	2,795,000	3,128,527

Texas— 8.47%
North East Independent School District, GO,
PSF-GTD, Series A,
5.000%, due 08/01/27	5,000,000	5,557,000
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	2,875,000	3,196,310
Texas State Transportation Commission, GO,
5.000%, due 04/01/29	2,700,000	2,953,422
Texas State Transportation Commission Revenue Bonds,
Series A,
5.000%, due 04/01/20	4,105,000	4,692,302

		16,399,034

Washington — 7.55%
Energy Northwest Revenue Bonds,
Series A,
5.000%, due 07/01/19	6,000,000	6,934,860
5.000%, due 07/01/23	2,000,000	2,207,700
5.000%, due 07/01/24	5,000,000	5,469,200

		14,611,760

Wisconsin — 7.98%
State of Wisconsin Revenue Bonds, State Appropriation,
Series A,
5.750%, due 05/01/29	2,000,000	2,273,220
5.750%, due 05/01/33	6,680,000	7,507,852
6.000%, due 05/01/36	5,000,000	5,669,550

		15,450,622

Total long-term municipal bonds
(cost — $183,955,302)		193,184,117

	Shares

Short-term investment — 5.70%
Investment company — 5.70%
UBS Cash Management Prime Relationship Fund[1]
(cost $11,031,759)	11,031,759	11,031,759

Total investments — 105.51%
(cost $194,987,061)		204,215,876
Liabilities, in excess of cash and other assets — (5.51%)		(10,662,301)

Net assets — 100.00%		$193,553,575

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$9,244,783
Gross unrealized depreciation	(15,968)

Net unrealized appreciation of investments	$9,228,815

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$—	$31,617,777	$20,586,018	$11,031,759	$703

Futures contracts

	Expiration			Unrealized
	date	Proceeds	Value	depreciation

US Treasury futures sell contracts:
US Long Bond, 35 contracts (USD)	December 2011	$(4,883,540)	$(4,991,875)	$(108,335)
10 Year US Treasury Notes, 40 contracts (USD)	December 2011	(5,198,061)	(5,203,750)	(5,689)

Net unrealized depreciation on futures contracts				$(114,024)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$193,184,117	$—	$193,184,117
Short-term investment	—	11,031,759	—	11,031,759
Futures	(114,024)	—	—	(114,024)

Total	$(114,024)	$204,215,876	$—	$204,101,852

UBS SMA Relationship Trust — Series S

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	2.13%
Air freight & logistics	1.39
Auto components	1.81
Beverages	1.20
Capital markets	2.33
Chemicals	1.34
Commercial banks	3.33
Commercial services & supplies	1.73
Communications equipment	2.17
Computers & peripherals	0.50
Construction & engineering	1.44
Diversified consumer services	2.22
Diversified telecommunication services	0.63
Electric utilities	1.60
Electrical equipment	1.74
Electronic equipment, instruments & components	1.08
Energy equipment & services	7.18
Health care equipment & supplies	10.60
Health care providers & services	3.73
Health care technology	0.41
Hotels, restaurants & leisure	3.87
Household products	2.64
Insurance	1.47
Internet software & services	3.90
Life sciences tools & services	2.22
Machinery	2.78
Media	4.05
Personal products	1.37
Real estate investment trust (REIT)	6.40
Software	7.65
Specialty retail	3.63
Textiles, apparel & luxury goods	1.10
Thrifts & mortgage finance	1.43
Trading companies & distributors	2.47

Total common stocks	93.54%
Investment company
iShares Russell 2000 Index Fund	2.06
Short-term investment	3.83

Total investments	99.43%
Cash and other assets, less liabilities	0.57

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust - Series S. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS SMA Relationship Trust — Series S – Portfolio of investments
September 30, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 93.54%
Aerospace & defense — 2.13%
BE Aerospace, Inc.*	28,300	$937,013

Air freight & logistics — 1.39%
Hub Group, Inc., Class A*	21,600	610,632

Auto components — 1.81%
Tenneco, Inc.*	31,200	799,032

Beverages — 1.20%
Boston Beer Co., Inc., Class A*	7,300	530,710

Capital markets — 2.33%
Apollo Investment Corp.	75,800	570,016
Golub Capital BDC, Inc.	30,700	455,895

		1,025,911

Chemicals — 1.34%
Cytec Industries, Inc.	16,800	590,352

Commercial banks — 3.33%
Bank of Hawaii Corp.	11,700	425,880
Center Financial Corp.*	94,400	442,736
East West Bancorp, Inc.	20,800	310,128
Prosperity Bancshares, Inc.	8,900	290,852

		1,469,596

Commercial services & supplies — 1.73%
American Reprographics Co.*	84,700	284,592
InnerWorkings, Inc.*	61,100	479,024

		763,616

Communications equipment — 2.17%
Aruba Networks, Inc.*	11,600	242,556
Finisar Corp.*	18,100	317,474
NETGEAR, Inc.*	15,400	398,706

		958,736

Computers & peripherals — 0.50%
SMART Technologies, Inc., Class A*	53,000	222,600

Construction & engineering — 1.44%
MasTec, Inc.*	36,000	633,960

Diversified consumer services — 2.22%
Coinstar, Inc.*	8,700	348,000
Universal Technical Institute, Inc.*	46,400	630,576

		978,576

Diversified telecommunication services — 0.63%
Cbeyond, Inc.*	39,500	278,870

Electric utilities — 1.60%
Unisource Energy Corp.	19,500	703,755

Electrical equipment — 1.74%
Regal-Beloit Corp.	16,900	766,922

Electronic equipment, instruments & components — 1.08%
Rofin-Sinar Technologies, Inc.*	24,800	476,160

Energy equipment & services — 7.18%
Bristow Group, Inc.	16,900	717,067
Dawson Geophysical Co.*	13,900	327,762
Dril-Quip, Inc.*	11,000	593,010
North American Energy Partners, Inc.*	86,100	501,102
Tetra Technologies, Inc.*	87,400	674,728
Willbros Group, Inc.*	84,000	350,280

		3,163,949

Health care equipment & supplies — 10.60%
AngioDynamics, Inc.*	13,382	175,839
CONMED Corp.*	19,100	439,491
Cooper Companies, Inc.	10,100	799,415
Greatbatch, Inc.*	41,400	828,414
ICU Medical, Inc.*	26,900	989,921
Integra LifeSciences Holdings Corp.*	20,600	736,862
Synovis Life Technologies, Inc.*	42,000	701,400

		4,671,342

Health care providers & services — 3.73%
Owens & Minor, Inc.	19,400	552,512
Patterson Cos., Inc.	18,600	532,518
PSS World Medical, Inc.*	28,300	557,227

		1,642,257

Health care technology — 0.41%
ePocrates, Inc.*	20,100	181,101

Hotels, restaurants & leisure — 3.87%
O’Charleys, Inc.*	76,800	456,192
Vail Resorts, Inc.	18,600	702,894
WMS Industries, Inc.*	31,000	545,290

		1,704,376

Household products — 2.64%
Central Garden and Pet Co., Class A*	49,800	352,584
Spectrum Brands Holdings, Inc.*	34,300	810,166

		1,162,750

Insurance — 1.47%
Validus Holdings Ltd.	26,000	647,920

Internet software & services — 3.90%
Digital River, Inc.*	17,000	352,410
IntraLinks Holdings, Inc.*	36,500	274,115
RightNow Technologies, Inc.*	16,700	551,935
ValueClick, Inc.*	34,800	541,488

		1,719,948

Life sciences tools & services — 2.22%
Bio-Rad Laboratories, Inc., Class A*	10,800	980,316

Machinery — 2.78%
CIRCOR International, Inc.	13,500	396,495
Greenbrier Cos., Inc.*	25,100	292,415
Kaydon Corp.	18,800	539,184

		1,228,094

Media — 4.05%
Cinemark Holdings, Inc.	47,800	902,464
ReachLocal, Inc.*	23,900	259,793
Valassis Communications, Inc.*	33,300	624,042

		1,786,299

Personal products — 1.37%
Prestige Brands Holdings, Inc.*	66,500	601,825

Real estate investment trust (REIT) — 6.40%
Campus Crest Communities, Inc.	94,000	1,022,720
Entertainment Properties Trust.	15,500	604,190
Hudson Pacific Properties, Inc.	46,700	543,121
Invesco Mortgage Capital, Inc.	26,000	367,380
Summit Hotel Properties, Inc.	40,600	286,636

		2,824,047

Software — 7.65%
Cadence Design Systems, Inc.*	56,900	525,756
Nuance Communications, Inc.*	35,400	720,744
RealPage, Inc.*	16,000	327,200
Solera Holdings, Inc.	13,200	666,600
SS&C Technologies Holdings, Inc.*	37,200	531,588
Tangoe, Inc.*	29,828	337,355
Websense, Inc.*	15,100	261,230

		3,370,473

Specialty retail — 3.63%
Children’s Place Retail Stores, Inc.*	11,500	535,095
Francesca’s Holdings Corp.*	23,640	501,404
PetSmart, Inc.	13,200	562,980

		1,599,479

Textiles, apparel & luxury goods — 1.10%
Movado Group, Inc.	39,800	484,764

Thrifts & mortgage finance — 1.43%
Brookline Bancorp, Inc.	81,600	629,136

Trading companies & distributors — 2.47%
United Rentals, Inc.*	29,200	491,728
Watsco, Inc.	11,700	597,870

		1,089,598

Total common stocks
(cost $54,115,604)		41,234,115

Investment company — 2.06%
iShares Russell 2000 Index Fund
(cost $1,130,968)	14,100	905,925

Short-term investment — 3.83%
Investment company — 3.83%
UBS Cash Management Prime
Relationship Fund[1]
(cost $1,690,296)	1,690,296	1,690,296

Total investments — 99.43%
(cost $56,936,868)		43,830,336
Cash and other assets, less liabilities — 0.57%		251,116

Net assets — 100.00%		$44,081,452

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$126,487
Gross unrealized depreciation	(13,233,019)

Net unrealized depreciation of investments	$(13,106,532)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	period ended	period ended	Value	period ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$—	$92,005,659	$90,315,363	$1,690,296	$1,544

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$41,234,115	$—	$—	$41,234,115
Investment company	905,925	—	—	905,925
Short-term investment	—	1,690,296	—	1,690,296

Total	$42,140,040	$1,690,296	$—	$43,830,336

SMA Relationship Trust — Series T

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Airlines	0.18%
Beverages	0.39
Biotechnology	0.16
Building products	0.43
Capital markets	1.76
Chemicals	0.17
Commercial banks	2.95
Commercial services & supplies	0.15
Consumer finance	1.22
Diversified financial services	4.43
Diversified telecommunication services	0.52
Electric utilities	1.26
Energy equipment & services	0.26
Food products	0.95
Health care providers & services	0.56
Household durables	0.20
Insurance	0.74
Leisure equipment & products	0.16
Media	1.39
Metals & mining	1.27
Multi-utilities	0.15
Oil, gas & consumable fuels	2.11
Paper & forest products	0.35
Pharmaceuticals	0.26
Real estate investment trust (REIT)	0.50
Semiconductors & semiconductor equipment	0.14
Tobacco	0.33
Wireless telecommunication services	0.75

Total corporate bonds	23.74%
Asset-backed securities	1.63
Commercial mortgage-backed securities	8.74
Mortgage & agency debt securities	43.14
Municipal bonds	1.69
US government obligations	13.21
Non-US government obligations	0.56
Supranational bond	0.39

Total bonds	93.10%
Investment company
UBS Credit Bond Relationship Fund	3.18
Short-term investment	8.01

Total investments	104.29%
Liabilities, in excess of cash and other assets	(4.29)

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series T. Figures would be different if a breakdown of the underlying investment company’s industry diversification and derivatives exposure was included.

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 93.10%
Corporate bonds — 23.74%
Australia — 0.55%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$400,000	$400,916
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	110,000	113,142

Total Australia corporate bonds		514,058

Austria — 0.35%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	310,000	324,725

Brazil — 0.25%
Petrobras International Finance Co.,
5.375%, due 01/27/21	240,000	238,673

Canada — 0.61%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	245,000	264,120
Teck Resources Ltd.,
6.250%, due 07/15/41	300,000	314,604

Total Canada corporate bonds		578,724

Cayman Islands — 0.89%
Transocean, Inc.,
6.800%, due 03/15/38	240,000	248,405
Vale Overseas Ltd.,
4.625%, due 09/15/20	410,000	397,700
6.875%, due 11/21/36	180,000	194,148

Total Cayman Islands corporate bonds		840,253

France — 0.22%
RCI Banque SA,
4.600%, due 04/12/16[1]	210,000	206,238

Ireland — 0.92%
The Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[1]	900,000	864,201

Luxembourg — 0.47%
Covidien International Finance SA,
4.200%, due 06/15/20	290,000	314,645
Telecom Italia Capital SA,
6.375%, due 11/15/33	146,000	124,903

Total Luxembourg corporate bonds		439,548

Mexico — 0.28%
America Movil SAB de CV,
5.000%, due 03/30/20	250,000	264,000

Netherlands — 0.19%
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	145,000	177,837

Netherlands Antilles — 0.26%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	230,000	241,098

South Africa — 0.19%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	180,000	176,350

Sweden — 0.33%
Nordea Bank AB,
4.875%, due 05/13/21[1]	360,000	307,620

United Kingdom — 0.50%
Barclays Bank PLC,
5.140%, due 10/14/20	20,000	16,219
BP Capital Markets PLC,
3.875%, due 03/10/15	285,000	302,162
PPL WEM Holdings PLC,
3.900%, due 05/01/16[1]	145,000	152,001

Total United Kingdom corporate bonds		470,382

United States — 17.73%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	130,000	138,937
Altria Group, Inc.,
9.950%, due 11/10/38	110,000	156,759
American International Group, Inc.,
4.250%, due 09/15/14	175,000	170,194
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	270,000	292,600
Appalachian Power Co.,
4.600%, due 03/30/21	320,000	346,109
Bank of America Corp.,
3.750%, due 07/12/16	110,000	100,079
6.500%, due 08/01/16	595,000	590,862
Bunge Ltd. Finance Corp.,
5.100%, due 07/15/15	375,000	389,734
Cellco Partnership,
8.500%, due 11/15/18	165,000	219,869
CIT Group, Inc.,
7.000%, due 05/02/16[1]	590,000	572,300
Citigroup, Inc.,
3.953%, due 06/15/16	215,000	214,489
Comcast Corp.,
6.300%, due 11/15/17	385,000	450,104
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	166,395	167,643
Developers Diversified Realty Corp.,
7.875%, due 09/01/20	445,000	471,405
DirecTV Holdings LLC,
6.000%, due 08/15/40	155,000	165,432
7.625%, due 05/15/16	265,000	284,875
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	190,000	184,300
Dow Chemical Co.,
4.250%, due 11/15/20	155,000	155,833
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	105,000	121,842
Energy Transfer Partners LP,
6.050%, due 06/01/41	80,000	74,785
7.500%, due 07/01/38	50,000	54,278
Ford Motor Credit Co. LLC,
5.000%, due 05/15/18	235,000	226,990
5.750%, due 02/01/21	440,000	435,380
7.800%, due 06/01/12	480,000	491,962
Fortune Brands, Inc.,
6.375%, due 06/15/14	72,000	79,730
General Electric Capital Corp.,
2.950%, due 05/09/16	330,000	330,728
6.000%, due 08/07/19	690,000	776,694
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	215,000	209,319
Hasbro, Inc.,
6.350%, due 03/15/40	140,000	153,784
Intel Corp.,
3.300%, due 10/01/21	130,000	132,800
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	160,600
JPMorgan Chase & Co.,
3.150%, due 07/05/16	225,000	223,539
3.450%, due 03/01/16	400,000	401,650
4.250%, due 10/15/20	360,000	360,853
5.600%, due 07/15/41	105,000	109,684

Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	205,000	208,158
5.950%, due 02/15/18	255,000	290,215
Kraft Foods, Inc.,
6.500%, due 02/09/40	180,000	220,035
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	205,000	219,251
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	149,454
MBNA Corp.,
6.125%, due 03/01/13	495,000	495,498
Merrill Lynch & Co., Inc.,
5.450%, due 02/05/13	300,000	297,308
6.875%, due 04/25/18	330,000	330,118
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	130,000	152,965
Morgan Stanley,
5.750%, due 01/25/21	600,000	552,040
6.000%, due 04/28/15	260,000	258,772
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	155,000	179,528
Mutual of Omaha Insurance Co.,
6.800%, due 06/15/36[1]	365,000	412,554
NuStar Logistics LP,
7.650%, due 04/15/18	185,000	220,665
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	185,000	224,966
Owens Corning,
6.500%, due 12/01/16	375,000	404,526
Prudential Financial, Inc.,
Series C, 5.400%, due 06/13/35	120,000	111,806
Qwest Corp.,
7.625%, due 06/15/15	340,000	363,800
Reynolds American, Inc.,
7.625%, due 06/01/16	125,000	149,650
Sempra Energy,
9.800%, due 02/15/19	100,000	139,945
Time Warner Cable, Inc.,
6.750%, due 07/01/18	280,000	325,824
Time Warner, Inc.,
6.100%, due 07/15/40	70,000	76,891
Tupperware Brands Corp.,
4.750%, due 06/01/21[1]	190,000	190,310
Verizon Communications, Inc.,
6.100%, due 04/15/18	190,000	226,568
Wells Fargo & Co.,
3.676%, due 06/15/16	575,000	598,360
Williams Partners LP,
6.300%, due 04/15/40	145,000	160,481
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	294,609

Total United States corporate bonds		16,670,439

Total corporate bonds
(cost $22,192,572)		22,314,146

Asset-backed securities — 1.63%
United States — 1.63%
Citibank Credit Card Issuance Trust,
Series 2006-C1, Class C1,
0.631%, due 02/20/15[2]	575,000	570,137
Series 2008-C6, Class C6,
6.300%, due 06/20/14	925,000	956,771

Total asset-backed securities
(cost $1,502,100)		1,526,908

Commercial mortgage-backed securities — 8.74%
United States — 8.74%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.831%, due 04/10/49[2]	375,000	317,745
Series 2007-4, Class AM,
5.983%, due 02/10/51[2]	675,000	600,406
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	188,438
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.214%, due 12/10/49[2]	725,000	635,731
Commercial Mortgage Pass Through Certificates,
Series 2005-F10A, Class AJ2,
0.419%, due 04/15/17[1,2]	575,000	551,069
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	1,109,511	1,151,406
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49	650,000	515,982
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class H,
5.751%, due 06/23/46[1,2]	3,991,000	0
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	600,000	549,110
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45	500,000	392,713
Series 2006-LDP7, Class AJ,
6.072%, due 04/15/45[2]	825,000	628,072
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	400,000	397,240
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.984%, due 08/12/45[1,2]	325,000	303,291
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3,
5.765%, due 07/15/45	1,820,000	1,986,936

Total commercial mortgage-backed securities
(cost $11,442,555)		8,218,139

Mortgage & agency debt securities — 43.14%
United Kingdom — 1.69%
Fosse Master Issuer PLC,
Series 2011-1A, Class A2,
1.650%, due 10/18/54[1,2]	625,000	624,134
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.599%, due 10/15/54[1,2]	975,000	969,081

Total United Kingdom mortgage & agency debt securities		1,593,215

United States — 41.45%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
3.139%, due 12/20/36[2,3]	999,738	30,192
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.290%, due 05/25/36[2]	478,208	5
Federal Home Loan Mortgage Corp. Gold Pools,[4]
#G13223, 4.000%, due 05/01/23	1,620,379	1,708,365
#A96140, 4.000%, due 01/01/41	709,958	744,273
#Q01348, 4.500%, due 06/01/41	563,614	596,670
#G04437, 5.000%, due 08/01/37	628,115	675,132
#G02922, 5.500%, due 04/01/37	436,149	480,950
#G05267, 5.500%, due 12/01/38	788,302	854,248
#G06381, 5.500%, due 08/01/40	1,545,779	1,683,788
#C56030, 6.000%, due 03/01/31	13,307	14,761
#G06019, 6.000%, due 10/01/36	465,377	515,362
#C55783, 6.500%, due 01/01/29	117,779	133,659
#G00194, 7.500%, due 02/01/24	164,931	189,836
#C00410, 8.000%, due 07/01/25	54,109	63,928
#C37436, 8.000%, due 01/01/30	20,636	24,408

Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates,[4]
Series K-012, Class A1,
3.427%, due 10/25/20	1,048,685	1,114,518
Federal National Mortgage Association Pools,[4]
3.000%, TBA	575,000	592,340
3.000%, TBA	575,000	590,094
3.500%, TBA	1,000,000	1,027,344
4.000%, TBA	2,775,000	2,908,547
#AE8715, 4.000%, due 11/01/40	898,421	942,865
#AH1560, 4.000%, due 01/01/41	610,089	640,269
#AH3347, 4.000%, due 01/01/41	950,359	997,372
#971036, 4.500%, due 02/01/39	1,519,843	1,615,387
#AH8643, 4.500%, due 04/01/41	3,203,402	3,402,780
#MA0693, 4.500%, due 04/01/41	866,837	920,789
#AI4815, 4.500%, due 06/01/41	349,571	371,328
#AI6578, 4.500%, due 07/01/41	2,243,846	2,383,502
#975213, 5.000%, due 03/01/38	896,771	965,692
#975375, 5.000%, due 06/01/38	554,798	597,437
#890209, 5.000%, due 05/01/40	42,318	45,570
#AD9114, 5.000%, due 07/01/40	1,596,489	1,727,737
5.000%, TBA	1,775,000	1,909,234
#244450, 5.500%, due 11/01/23	59,460	64,508
#555591, 5.500%, due 07/01/33	1,066,875	1,166,128
#962129, 5.500%, due 03/01/38	289,193	314,290
5.500%, TBA	100,000	108,516
#708631, 6.000%, due 06/01/33	43,892	49,479
#901999, 6.000%, due 11/01/36	388,991	428,400
#918098, 6.000%, due 05/01/37	1,429,302	1,570,981
#AE0405, 6.000%, due 08/01/37	702,550	778,819
#990686, 6.000%, due 09/01/38	184,699	202,892
#872912, 6.500%, due 06/01/36	1,030,840	1,147,078
#675469, 7.000%, due 04/01/18	42,592	44,418
#253824, 7.000%, due 03/01/31	21,333	24,396
Federal National Mortgage Association Pools Re-REMIC,[4]
Series 2005-29, Class KA,
4.500%, due 02/25/35	565,565	601,744
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.505%, due 02/25/35[2]	245,012	188,664
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12[3,5]	1,008	1,008
Government National Mortgage Association Pools,
#G2 5107, 4.000%, due 07/20/26	1,139,098	1,215,385
#G2 2687, 6.000%, due 12/20/28	33,711	37,831
#495814, 6.000%, due 01/15/29	29,021	32,613
#G2 508540, 6.000%, due 02/20/34	367,373	410,331
#486873, 6.500%, due 01/15/29	14,033	16,228
#338523, 8.000%, due 12/15/22	2,667	3,116
#780339, 8.000%, due 12/15/23	25,608	29,863
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36[3]	2,768,552	57,863

Total United States mortgage & agency debt securities		38,962,933

Total mortgage & agency debt securities (cost $42,709,782)		40,556,148

Municipal bonds — 1.69%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	190,000	226,497
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33	395,000	362,839
Los Angeles Unified School District,
Series 2010, 6.758%, due 07/01/34	350,000	440,815
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	155,000	184,800
State of California, GO Bonds,
Series 2009, 7.300%, due 10/01/39	310,000	373,510

Total municipal bonds
(cost $1,374,827)		1,588,461

US government obligations — 13.21%
US Treasury Bond,
4.375%, due 05/15/41	5,770,000	7,454,148
US Treasury Notes,
1.000%, due 08/31/16	2,315,000	2,320,787
2.125%, due 08/15/21	2,600,000	2,645,916

Total US government obligations
(cost $11,653,761)		12,420,851

Non-US government obligations — 0.56%
Chile — 0.34%
Republic of Chile,
3.250%, due 09/14/21	330,000	321,212

Colombia — 0.22%
Republic of Colombia,
4.375%, due 07/12/21	205,000	209,100

Total Non-US government obligations
(cost $531,310)		530,312

Supranational bond — 0.39%
European Investment Bank,
1.250%, due 09/17/13
(cost $358,769)	360,000	364,443

Total bonds
(cost $91,765,676)		87,519,408

	Shares

Investment company — 3.18%
UBS Credit Bond Relationship Fund*6
(cost $2,448,698)	199,077	2,985,955

Short-term investment — 8.01%
Investment company — 8.01%
UBS Cash Management Prime Relationship Fund[6]
(cost $7,530,068)	7,530,068	7,530,068

Total investments — 104.29%
(cost $101,744,442)		98,035,431
Liabilities, in excess of cash and other assets — (4.29%)		(4,033,175)

Net assets — 100.00%		$94,002,256

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,052,116
Gross unrealized depreciation	(7,761,127)

Net unrealized depreciation of investments	$(3,709,011)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $8,026,720 or 8.54% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
[3]	Security is illiquid. At September 30, 2011, the value of these securities amounted to $89,063 or 0.09% of net assets.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2011, the value of this security amounted to $1,008 or 0.00% of net assets.
[6]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in net
					unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11

UBS Cash Management Prime Relationship Fund	$—	$20,087,346	$12,557,278	$—	$—	$7,530,068	$1,526
UBS Credit Bond Relationship Fund	6,198,526	—	3,500,000	713,223	(425,794)	2,985,955	—
UBS High Yield Relationship Fund	2,860,046	4,805,000	7,848,852	492,938	(309,132)	—	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	1,972,531	—	2,067,396	444,104	(349,239)	—	—

	$11,031,103	$24,892,346	$25,973,526	$1,650,265	$(1,084,165)	$10,516,023	$1,526

Futures contracts

	Expiration			Unrealized
	date	Proceeds	Value	appreciation

US Treasury futures sell contracts:
2 Year US Treasury Notes, 75 contracts (USD)	December 2011	$(16,537,336)	$(16,515,234)	$22,102

Credit default swaps on corporate issues — buy protection1

Counterparty — Deutsche Bank AG:

Payments
			Payments	received	Upfront
		Termination	made by	by the	payments		Unrealized
Notional amount		date	the Fund[2]	Fund	received	Value	appreciation

USD	1,135,000	03/20/14	1.0000%	—[3]	$9,876	$(8,550)	$1,326

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of a bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.

Credit default swaps on corporate issues — sell protection1

Counterparty — Deutsche Bank AG:

Payments
			Payments	received	Upfront
		Termination	made by	by the	payments		Unrealized
Notional amount		date	the Fund	Fund[2]	received	Value	appreciation	Credit spread[3]

USD	750,000	03/20/16	—[4]	1.0000%	$13,415	$(6,268)	$7,147	1.2009%

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of a bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$–	$22,314,146	$–	$22,314,146
Asset-backed securities	–	1,526,908	–	1,526,908
Commercial mortgage-backed securities	–	8,218,139	–	8,218,139
Mortgage & agency debt securities	–	40,555,140	1,008	40,556,148
Municipal bonds	–	1,588,461	–	1,588,461
US government obligations	–	12,420,851	–	12,420,851
Non-US government obligations	–	530,312	–	530,312
Supranational bond	–	364,443	–	364,443
Investment company	–	2,985,955	–	2,985,955
Short-term investment	–	7,530,068	–	7,530,068
Futures contracts	22,102	–	–	22,102
Swap agreements	–	(14,818)	–	(14,818)

Total	$22,102	$98,019,605	$1,008	$98,042,715

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Mortgage & agency debt securities	Total

Assets
Beginning balance	$1,632	$1,632
Purchases	—	—
Issuances	—	—
Sales	(624)	(624)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	30	30
Net change in unrealized appreciation/depreciation	(30)	(30)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$1,008	$1,008

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $(30).

Portfolio acronyms

ADR	American depositary receipt
AGC-ICC	Agency Insured Custody Certificate
AMBAC	American Municipal Bond Assurance Corp.
BBA	British Banking Association
BP	British Petroleum
CDI	Chess depository interest
CVA	Dutch certification—depository certificate
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
GA	Georgia
GDR	Global depositary receipt
GE	General Electric
GMAC	General Motors Acceptance Corp.
GO	General Obligation
GS	Goldman Sachs
LA	Louisiana
LIBOR	London Interbank Offered Rate
MD	Maryland
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
NATL-RE	National Public Finance Guarantee Corp.
NPV	No par value
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real estate investment trust
Re-REMIC	Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2011